Note 19 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

19. Commitments and Contingencies

Liabilities for loss contingencies, arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. These were nil as at December 31, 2021 and December 31, 2020. Purchase commitments contracted for as at December 31, 2021 and December 31, 2020 were A$881,134 and A$369,779, respectively.

Refer to Note 9 for details of the Company’s Contingent Consideration.